Taxes	12 Months Ended
Sep. 30, 2025
Taxes [Abstract]
TAXES

Note 15 — TAXES

Income tax

British Virgin Islands

The Company is incorporated in the BVI and is not subject to tax on income or capital gains under current BVI law. In addition, upon payments of dividends by these entities to their shareholders, no BVI withholding tax will be imposed.

Hong Kong

JM Manufacturing is incorporated in Hong Kong and is subject to the two-tiered profits tax system applies to tax years commencing on or after 1 April 2018. Companies can choose to adopt a two-tiered profits tax system, which is 8.25% on assessable profits up to HKD2,000,000; and 16.5% on any part of assessable profits over HKD2,000,000. Under Hong Kong tax law, JM Manufacturing is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Taxation in the statement of income represents:

	For the years ended September 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Hong Kong profits tax provision for the year:
Current	—	1,560,959	1,568,638	201,601
Deferred	—	—	—	—
	—	1,560,959	1,568,638	201,601

The following table reconciles Hong Kong statutory rates to the Company’s effective tax rate:

	For the years ended September 30,
	2023	2024	2025	2025
	HKD	HKD	HKD	US$
(Loss) income before tax	(26,282,350)	8,589,401	20,223,401	2,599,108
Income tax expense computed at statutory rate	(4,171,588)	1,252,251	3,171,861	407,647
Reconciling items:
Non-deductible items in Hong Kong	(8,769)	311,708	873,594	112,275
Non-taxable items in Hong Kong	—	—	(2,953,907)	(379,636)
Effect of income tax in jurisdiction other than Hong Kong	—	—	478,590	61,508
Tax credit	—	(3,000)	(1,500)	(193)
Changes in valuations allowance	4,180,357	—	—	—
Effective income tax expenses	—	1,560,959	1,568,638	201,601

The reconciliation of tax computed by applying the statutory income tax rate of 16.5% for the years ended September 30, 2023, 2024 and 2025 applicable to the Hong Kong profit tax were as follows:

	For the years ended September 30,
	2023	2024	2025
Statutory income tax rate	16.50%	16.50%	16.50%
Non-deductible items in Hong Kong	0.03%	3.63%	4.32%
Non-taxable income in Hong Kong	—	—	(14.61)%
Effect of preferential tax rates and tax reliefs	(0.63)%	(1.96)%	1.52%
Changes in valuation allowance	(15.90)%	—	—
Effective income tax rates	—	18.17%	7.73%

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of September 30, 2024 and 2025, the Company did not have any unrecognized tax benefits. For the years ended September 30, 2023, 2024 and 2025, the Company had no unrecognized tax benefits.